Investments (Summary of Investments Included in Other Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
PreAnalytiX GmbH [Member]
Ownership percentage	50.00%
Equity investments	$ 15,723	$ 15,308
Share of income (loss) for the year	390	2,969	2,887
QBM Cell Science
Ownership percentage	19.50%
Equity investments	395	405
Share of income (loss) for the year	(10)	11	(49)
QIAGEN Finance [Member]
Ownership percentage	100.00%
Equity investments	252	949
Share of income (loss) for the year	103	131	115
QIAGEN Euro Finance [Member]
Ownership percentage	100.00%
Equity investments	622	1,306
Share of income (loss) for the year	266	273	300
Pyrobett
Ownership percentage	19.00%
Equity investments	3,749	3,927
Share of income (loss) for the year	(178)	(73)	0
Dx Assays Pte Ltd
Ownership percentage	33.30%
Equity investments	0	0
Share of income (loss) for the year	0	0	(316)
Scandinavian Gene Synthesis AB [Member]
Ownership percentage	40.00%
Equity investments	15,714	0
Share of income (loss) for the year	23	0	0
Peak-Service [Member]
Ownership percentage	40.00%
Equity investments	20	0
Share of income (loss) for the year	$ 0	$ 0	$ 0